Segment disclosure	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
Segment disclosure [Text Block]

26. Segment disclosure

The President and Chief Executive Officer (chief operating decision-maker) organizes and manages the business under a single operating segment, consisting of acquiring and managing precious metals and other royalties, streams and other interests. All of the Company's assets, liabilities, revenues, expenses and cash flows are attributable to this single operating segment. The following tables present segmented information for this single segment.

Geographic revenues

Geographic revenues, including revenues derived from the sale of metals and diamonds received or acquired from in-kind royalties, streams and other interests, are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the years ended December 31, 2024 and 2023, royalty, stream and other interest revenues were earned from the following jurisdictions:

	North America (i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2024

Royalties	126,101	1,338	240	2,696	-	130,375
Streams	8,204	22,371	19,808	-	10,399	60,782

	134,305	23,709	20,048	2,696	10,399	191,157

2023

Royalties	117,447	1,058	114	210	-	118,829
Streams	25,614	23,149	7,620	-	8,016	64,399

	143,061	24,207	7,734	210	8,016	183,228

(i) 91% of North America's revenues are generated from Canada in 2024 (91% in 2023).

In 2024, two royalty/stream interests generated revenues of $100.6 million (three royalty/stream interests generated revenues of $108.4 million in 2023), which represented 53% of revenues (59% of revenues in 2023), including one royalty interest that generated revenues of $78.3 million ($66.7 million in 2023). In 2024, revenues generated from precious metals represented 94% of total revenues. In 2023, revenues generated from precious metals and diamonds represented 90% and 10% of revenues, respectively.

Geographic net assets

The following table summarizes the royalty, stream and other interests by jurisdiction, as at December 31, 2024 and December 31, 2023, which is based on the location of the properties related to the royalty, stream or other interests:

	North America (i)	South America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2024

Royalties	392,520	127,008	57,646	49,906	-	10,333	637,413
Streams	146,408	127,974	136,386	-	22,300	32,603	465,671
Offtakes	-	-	7,067	-	3,704	-	10,771

	538,928	254,982	201,099	49,906	26,004	42,936	1,113,855

December 31, 2023

Royalties	483,050	138,259	8,511	54,295	-	11,241	695,356
Streams	140,567	123,353	146,884	-	22,300	35,067	468,171
Offtakes	-	-	7,067	-	3,704	-	10,771

	623,617	261,612	162,462	54,295	26,004	46,308	1,174,298

(i) 78% of North America's net interests are located in Canada as at December 31, 2024 (80% as at December 31, 2023).